UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles T. Akre
Title:  Managing Member
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Charles T. Akre             Middleburg, VA             February 13, 2013
-------------------------   --------------------------    --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total: $1,418,248
                                           (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        ---------------------         -----

1.         028-13109                     Braddock Partners, LP


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2          COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP        (X$1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
American Tower/amt          CL A               03027X100      131,264  1,698,769  SH            Sole             1,698,769
Apple Inc/aapl              COM                037833100       18,682     35,106  SH            Sole                35,106
Artio Global/art            COM CL A           04315B107        1,520    800,000  SH            Sole               800,000
Bank of America/bac         COM                060505104        9,288    800,000  SH            Sole               800,000
Berks-Hath B/brk.b          CL B NEW           084670702       27,649    308,236  SH            Sole               308,236
Berksh-Hath A/brk.a         COM                084670108        7,910         59  SH            Sole                    59
CSX Corporation/csx         COM                126408103        1,007     51,061  SH            Sole                51,061
Colfax Corp/cfx             COM                194014106       49,198  1,219,280  SH            Sole             1,219,280
Diamond Hill/dhil           COM NEW            25264R207        9,874    145,500  SH            Sole               145,500
DirecTv/dtv                 COM                25490A101       50,160  1,000,000  SH            Sole             1,000,000
Dollar Tree/dltr            COM                256746108       91,871  2,265,058  SH            Sole             2,265,058
Enstar/esgr                 SHS                G3075P101       56,586    505,325  SH            Sole               505,325
FactSet/fds                 COM                303075105       11,448    130,000  SH            Sole               130,000
Hartford/hig                COM                416515104       30,658  1,366,200  SH            Sole             1,366,200
Jeffries Group/jef          COM                472319102        4,585    246,914  SH            Sole               246,914
LPL Financial/lpla          COM                50213H100       47,872  1,700,000  SH            Sole             1,700,000
Lamar Advertising/lamr      CL A               512815101       24,077    621,348  SH            Sole               621,348
Leucadia Nat/luk            COM                527288104       42,822  1,800,000  SH            Sole             1,800,000
Markel/mkl                  COM                570535104      101,461    234,094  SH            Sole               234,094
Mastercard/ma               CL A               57636Q104      167,909    341,778  SH            Sole               341,778
Monro Muf-Brake/mnro        COM                610236101       17,450    500,000  SH            Sole               500,000
Moodys Corp/mco             COM                615369105      111,562  2,217,054  SH            Sole             2,217,054
O Reilly auto/orly          COM                67103H107       73,759    824,863  SH            Sole               824,863
Primo Water Corp/prmw       COM                74165N105        1,904  1,600,000  SH            Sole             1,600,000
Ross Stores/rost            COM                778296103      104,811  1,937,709  SH            Sole             1,937,709
Sears Hldg/shld             COM                812350106       12,408    300,000  SH            Sole               300,000
TD Ameritrade/amtd          COM                87236Y108       53,185  3,163,900  SH            Sole             3,163,900
TransDigm Group/tdg         COM                893641100        1,364     10,000  SH            Sole                10,000
Verisk Analytics/vrsk       COM                92345Y106       40,776    800,000  SH            Sole               800,000
Visa/v                      COM CL A           92826C839       56,453    372,430  SH            Sole               372,430
White River Cap/rvr         COM                96445P105        1,982     93,273  SH            Sole                93,273
Annaly Capital/nly          COM                035710409       35,585  2,534,525  SH            Sole             2,534,525
Enterprise Products/epd     COM                293792107          512     10,232  SH            Sole                10,232
Hartford Financial Pfd.     DEP CONV PFD       416515708       15,175    734,881  SH            Sole               734,881
NuStar GP Holdings/nsh      UNIT RESTG LLC     67059L102        1,688     60,970  SH            Sole                60,970
Bank Of America             *W EXP 01/16/201   060505146        3,793    700,000  SH            Sole               700,000
                                                            1,418,248